Operating Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease costs	$ 43,475	$ 46,466	$ 46,820
Income from sub-leases	(2,893)	(1,614)	(1,103)
Net operating lease costs	$ 40,582	$ 44,852	$ 45,717